Consolidated statements of cash flows - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Net loss		€ (21,489)	€ (13,049)	€ (51,391)
Adjustments to reconcile net loss to net cash provided by/(used in):
Depreciation (property and equipment, internal-use software and website development)		11,370	7,802	5,083
Amortization of intangible assets	[1]	1,684	3,220	13,857
Impairment of internal-use software and website development		1,437	0	0
Share-based compensation (See Note 10)		20,702	16,025	53,722
Deferred income taxes		(1,755)	(4,851)	(4,838)
Foreign exchange (gain) loss		587	(217)	(16)
Bad debt expense		630	78	1,589
Non-cash charge, contribution from Parent		0	107	4,185
Gain on deconsolidation of entity		0	(2,007)	0
Loss on sale of fixed assets		605	0	0
Gain from equity method investment		(19)	0	0
Changes in operating assets and liabilities:
Accounts receivable, including related party		(13,432)	(29,734)	(11,256)
Prepaid expense and other assets		11,127	(10,434)	(6,945)
Accounts payable		(18,012)	13,590	13,879
Payroll liabilities		2,951	988	2,784
Accrued expenses and other liabilities		199	8,195	4,702
Deferred revenue		(773)	3,863	2,814
Taxes payable/receivable, net		(396)	(2,097)	3,177
Net cash provided by/(used in) operating activities		(4,584)	(8,521)	31,346
Investing activities:
Acquisition of business, net of cash acquired		0	(673)	0
Acquisition of redeemable noncontrolling interests		0	0	(874)
Cash divested from deconsolidation		0	(249)	0
Capital expenditures, including internal-use software and website development		(24,779)	(17,364)	(8,121)
Proceeds from sale of fixed assets		634	0	0
Net cash used in investing activities		(24,145)	(18,286)	(8,995)
Financing activities:
Payments of initial public offering costs		0	(4,038)	(882)
Dividends paid to noncontrolling interest		0	(158)	0
Proceeds from issuance of credit facility		0	0	20,000
Payments on credit facility		0	0	(40,000)
Net proceeds from issuance of common stock		161	42	208,526
Tax payments for shares withheld		0	(3,062)	0
Net cash provided by/(used in) financing activities		161	(7,216)	187,644
Effect of exchange rate changes on cash, cash equivalents and restricted cash		(24)	(1,259)	(54)
Net increase/(decrease) in cash, cash equivalents and restricted cash		(28,592)	(35,282)	209,941
Cash, cash equivalents and restricted cash at beginning of year		192,900	228,182	18,241
Cash, cash equivalents and restricted cash at end of year		164,308	192,900	228,182
Supplemental cash flow information:
Cash paid for interest		223	2	160
Cash paid for taxes, net of refunds		3,325	2,550	8,696
Non-cash investing and financing activities:
Offering costs included in accrued expenses		0	0	4,038
Fixed assets-related payable		992	1,557	129
Capitalization of construction in process related to build-to-suit lease		36,979	56,586	30,883
Extinguishment of loan to members through contribution from Parent in members’ equity		0	0	7,129
Extinguishment of loan from related party through members’ liability		€ 0	€ 0	€ 7,129

[1]	Year ended December 31, 201620172018Amortization of acquired technology included in amortization of intangible assets3,75059278Amortization of internal use software and website development costs included in technology and content1,4101,7422,214Amortization of internal use software costs included in general and administrative 0408785